Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2021	455	5
Issuances of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Cash flow hedge reserve	31	104	151
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(974)	(728)	(509)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	—
Other reserves(A)	2	(1)	5
Total other reserves	(823)	(507)	(156)
(A) Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.

Disclosure of dividends

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
First half dividend(A)	308	256	—
Second half dividend(B)	533	507	638
Total dividend on ordinary shares paid	841	763	638
(A)Dividend of €0.67 per Share was paid in first half of 2023. Dividend of €0.56 per Share was paid in first half of 2022.
(B)Dividend of €1.17 per Share was paid in second half of 2023. Dividend of €1.12 per Share was paid in second half of 2022.
A full year dividend of €1.40 per Share was paid in 2021.